Schedule of Deferred Sales Inducement Activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement in Deferred Sales Inducements
Balance, beginning of year	$ 2,278	$ 2,265	$ 2,349
Sales inducements deferred	128	167	170
Amortization charged to income	(181)	(188)	(126)
Effect of unrealized gains and losses	166	34	(128)
Balance, end of year	$ 2,391	$ 2,278	$ 2,265